Employee Future Benefits - Effect of Changing Health Care Cost Trend Rate by 1% (Details) - OPEB Plans CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Defined Benefit Plan Disclosure [Line Items]
1% increase in rate, increase (decrease) in accumulated benefit obligation	CAD 89
1% decrease in rate, increase (decrease) in accumulated benefit obligation Obligation	(71)
1% increase in rate, increase (decrease) in service and interest costs	19
1% decrease in rate, increase (decrease) in service and interest costs	CAD (13)